Offerings - Offering: 1	Jan. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	1,622,607
Proposed Maximum Offering Price per Unit	13.00
Maximum Aggregate Offering Price	$ 21,093,891.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,913.07
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Ondas Holdings Inc. (the "Registrant") initially deferred payment of all of the registration fees for the registration statement on Form S-3ASR (File No. 333-290121), filed on September 9, 2025 (the "Registration Statement"). This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in the Registration Statement. The prospectus to which this Exhibit is attached is a final prospectus supplement for the related offering. The maximum offering price per share was estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the Registrant's Common Stock on the Nasdaq Stock Market on January 20, 2026.